Transactions With Affiliates - Summary Table (details) (USD $)	3 Months Ended													12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Related Party Transaction [Line Items]
Revenues														$ 1,029,763,000	[1]	$ 894,476,000	[1]	$ 858,144,000	[1]
Equity income, net														22,948,000	[1],[2],[3]	16,042,000	[1],[2],[3]	11,261,000	[1],[2],[3]
Cost of product														364,285,000	[1],[4]	336,079,000	[1],[4]	327,371,000	[1],[4]
Operation and maintenance														168,657,000	[1],[4]	140,106,000	[1],[4]	126,464,000	[1],[4]
General and administrative														33,464,000	[1],[4]	99,728,000	[1],[4]	40,564,000	[1],[4]
Operating expenses														735,566,000	[1]	716,209,000	[1]	624,111,000	[1]
Interest income, net														16,900,000	[5]	16,900,000	[5]	24,106,000	[5]
Interest expense														51,797,000	[1],[6]	42,060,000	[1],[6]	30,345,000	[1],[6]
Distributions to unitholders	50,620,000	[7]	46,789,000	43,232,000	39,128,000	7,852,000
Contributions from Anadarko as a Chipeta noncontrolling interest owner														2,247,000		29,108,000		33,637,000
Western Gas Partners [Member]
Related Party Transaction [Line Items]
Distributions to unitholders	92,609,000	[8]	83,986,000	79,315,000	70,143,000	65,657,000	56,346,000	52,425,000	46,053,000	43,027,000	40,323,000	36,063,000	33,168,000
Distributions to Anadarko as a Chipeta noncontrolling interest owner														130,706,000		99,570,000		72,079,000
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Revenues														805,526,000	[1],[9]	688,026,000	[1],[9]	647,419,000	[1],[9]
Cost of product														129,045,000	[9]	145,250,000	[9]	83,722,000	[9]
Operation and maintenance														56,435,000	[10]	51,237,000	[10]	51,339,000	[10]
General and administrative														24,235,000	[11]	92,887,000	[11]	33,305,000	[11]
Operating expenses														209,715,000		289,374,000		168,366,000
Interest expense														0	[12]	2,766,000	[12]	4,935,000	[12]
Contributions from Anadarko as a Chipeta noncontrolling interest owner														0	[13]	12,588,000	[13]	16,476,000	[13]
Distributions to Anadarko as a Chipeta noncontrolling interest owner														0	[13]	6,528,000	[13]	9,437,000	[13]
Affiliated Entity [Member] | Western Gas Equity Partners [Member]
Related Party Transaction [Line Items]
Distributions to unitholders														124,634,000	[14]	0	[14]	0	[14]
Affiliated Entity [Member] | Western Gas Partners [Member]
Related Party Transaction [Line Items]
Distributions to unitholders														$ 755,000	[15]	$ 0	[15]	$ 0	[15]

[1]	Financial information has been recast to include the financial position and results attributable to the TEFR Interests. See Note 1 and Note 2.
[2]	Income earned on, distributions from and contributions to equity investments are classified as affiliate. See Note 1.
[3]	Income earned from equity investments is classified as affiliate. See Note 1.
[4]	Cost of product includes product purchases from Anadarko (as defined in Note 1) of $129.0 million, $145.3 million and $83.7 million for the years ended December 31, 2013, 2012 and 2011, respectively. Operation and maintenance includes charges from Anadarko of $56.4 million, $51.2 million and $51.3 million for the years ended December 31, 2013, 2012 and 2011, respectively. General and administrative includes charges from Anadarko of $24.2 million, $92.9 million and $33.3 million for the years ended December 31, 2013, 2012 and 2011, respectively. See Note 5.
[5]	Represents interest income recognized on the note receivable from Anadarko. For the year ended December 31, 2011, this line item also includes interest income, net on affiliate balances related to the Non-Operated Marcellus Interest, the MGR assets and the Bison assets for periods prior to the acquisition of such assets. Beginning December 7, 2011, Anadarko discontinued charging interest on intercompany balances. The outstanding affiliate balances on the aforementioned assets prior to their acquisition were entirely settled through an adjustment to net investment by Anadarko.
[6]	Includes affiliate (as defined in Note 1) interest expense of zero, $2.8 million and $4.9 million for the years ended December 31, 2013, 2012 and 2011, respectively. See Note 11.
[7]	On January 20, 2014, the board of directors of WGP GP declared a cash distribution to WGP unitholders of $0.23125 per unit, or $50.6 million in aggregate. The cash distribution was paid on February 21, 2014, to WGP unitholders of record at the close of business on January 31, 2014.
[8]	On January 20, 2014, the board of directors of WES GP declared a cash distribution to WES unitholders of $0.60 per unit, or $92.6 million in aggregate, including incentive distributions. The cash distribution was paid on February 12, 2014, to WES unitholders of record at the close of business on January 31, 2014.
[9]	Represents amounts recognized under gathering, treating or processing agreements, and purchase and sale agreements.
[10]	Represents expenses incurred on and subsequent to the date of the acquisition of WES assets, as well as expenses incurred by Anadarko on a historical basis related to WES assets prior to the acquisition of such assets by WES.
[11]	Represents general and administrative expense incurred on and subsequent to the date of WES’s acquisition of WES assets, as well as a management services fee for reimbursement of expenses incurred by Anadarko for periods prior to the acquisition of WES assets by WES. These amounts include equity-based compensation expense allocated to WES by Anadarko (see Note 6) and amounts charged by Anadarko under the WGP omnibus agreement.
[12]	For the year ended December 31, 2012, includes interest expense recognized on the WES note payable to Anadarko (see Note 11) and interest imputed on the reimbursement payable to Anadarko for certain expenditures Anadarko incurred in 2011 related to the construction of the Brasada facility and Lancaster plant. WES repaid the WES note payable to Anadarko in June 2012, and repaid the reimbursement payable to Anadarko related to the construction of the Brasada facility and Lancaster plant in the fourth quarter of 2012.
[13]	As described in Note 2, WES acquired the additional Chipeta interest on August 1, 2012, and accounted for the acquisition on a prospective basis. As such, contributions from noncontrolling interest owners and distributions to noncontrolling interest owners subsequent to the acquisition date no longer reflect contributions from or distributions to Anadarko.
[14]	Represents distributions paid under WGP’s partnership agreement.
[15]	Represents distributions paid under WES’s partnership agreement (see Note 4).